BRK-Q1

Quarterly Report
November 30, 2025
MFS®  Blended Research®  Emerging Markets Equity Fund

Portfolio of Investments
11/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 96.2%
Aerospace & Defense – 0.3%
Hanwha Aerospace Co. Ltd.	258	$149,468
Hindustan Aeronautics Ltd.	4,836	245,586
		$395,054
Airlines – 0.5%
Copa Holdings S.A., “A”	6,366	$775,379
Alcoholic Beverages – 1.6%
Ambev S.A.	784,300	$2,037,849
Kweichow Moutai Co. Ltd., “A”	1,300	266,363
		$2,304,212
Automotive – 5.5%
BYD Co. Ltd.	128,800	$1,612,936
Ford Otomotiv Sanayi A.S.	99,619	221,734
Geely Automobile Holdings Ltd.	114,000	248,036
Kia Corp.	5,669	439,828
Mahindra & Mahindra Ltd.	47,596	1,999,301
Maruti Suzuki India Ltd.	5,000	888,790
PT Astra International Tbk	3,438,900	1,352,434
Sinotruk Hong Kong Ltd.	85,500	297,160
Yutong Bus Co. Ltd., “A”	106,400	467,578
Zhejiang Leapmotor Technologies Ltd. (a)	60,400	411,159
		$7,938,956
Biotechnology – 0.8%
3SBio, Inc.	55,500	$222,833
CSPC Pharmaceutical Group Ltd.	418,000	424,668
Hugel, Inc. (a)	1,529	237,566
WuXi Biologics (Cayman), Inc. (a)	72,500	290,156
		$1,175,223
Broadcasting – 0.3%
Tencent Music Entertainment Group, ADR	19,999	$368,982
Brokerage & Asset Managers – 1.0%
Korea Investment Holdings Co. Ltd.	2,649	$288,920
XP, Inc.	56,665	1,116,867
		$1,405,787
Business Services – 3.1%
Infosys Ltd.	90,269	$1,574,428
Kanzhun Ltd., ADR	36,184	799,667
Tata Consultancy Services Ltd.	58,253	2,043,308
		$4,417,403
Chemicals – 1.1%
UPL Ltd.	192,826	$1,635,456
Computer Software – 0.3%
Totvs S.A.	50,700	$406,798
Computer Software - Systems – 5.6%
Asustek Computer, Inc.	8,000	$153,194
Hon Hai Precision Industry Co. Ltd.	327,000	2,349,482
King Slide Works Co. Ltd.	4,000	486,220

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – continued
Lenovo Group Ltd.	612,000	$760,893
Samsung Electronics Co. Ltd.	59,889	4,092,642
Xiaomi Corp., “B” (a)	57,800	304,523
		$8,146,954
Construction – 2.5%
Anhui Conch Cement Co. Ltd.	297,500	$894,892
Midea Group Co. Ltd., “A”	123,900	1,397,698
Techtronic Industries Co. Ltd.	32,000	374,425
Ultratech Cement Ltd.	3,560	461,679
Zhejiang Supor Co. Ltd., “A”	58,400	417,258
		$3,545,952
Consumer Products – 0.2%
AmorePacific Corp.	4,047	$342,054
Electrical Equipment – 0.9%
Contemporary Amperex Technology Co. Ltd., “A”	14,300	$753,860
Havells India Ltd.	32,040	516,487
		$1,270,347
Electronics – 17.5%
MediaTek, Inc.	50,000	$2,222,399
Realtek Semiconductor Corp.	16,000	265,604
SK hynix, Inc.	9,798	3,531,051
SK Square Co. Ltd. (a)	8,502	1,722,773
Taiwan Semiconductor Manufacturing Co. Ltd.	383,000	17,572,726
		$25,314,553
Energy - Independent – 1.7%
Bharat Petroleum Corp. Ltd.	217,863	$874,643
Orlen S.A.	39,495	1,016,805
Reliance Industries Ltd.	32,714	573,288
		$2,464,736
Energy - Integrated – 3.0%
HD Hyundai Co. Ltd.	7,175	$958,683
MOL Hungarian Oil & Gas PLC	92,749	820,557
PetroChina Co. Ltd.	2,004,000	2,234,160
Petronet LNG Ltd.	105,180	319,664
		$4,333,064
Engineering - Construction – 0.3%
Doosan Bobcat, Inc.	11,817	$443,544
Entertainment – 0.4%
Pop Mart International Group Ltd.	21,200	$612,109
Food & Beverages – 1.9%
Arca Continental S.A.B. de C.V.	32,870	$335,381
AVI Ltd.	91,114	552,195
Gruma S.A.B. de C.V.	12,446	220,027
Inner Mongolia Yili Industrial Group Co. Ltd., “A”	301,064	1,249,463
Orion Corp.	3,470	248,927
PT Indofood Sukses Makmur Tbk	454,800	200,707
		$2,806,700
Forest & Paper Products – 0.1%
Suzano S.A.	22,400	$199,802

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Gaming & Lodging – 0.9%
H World Group Ltd.	37,000	$173,076
H World Group Ltd., ADR	16,300	751,430
OPAP S.A.	15,275	312,209
		$1,236,715
Insurance – 1.8%
AIA Group Ltd.	48,800	$505,186
China Pacific Insurance Co. Ltd.	64,400	255,423
DB Insurance Co. Ltd.	11,403	965,337
Samsung Fire & Marine Insurance Co. Ltd.	2,453	803,128
		$2,529,074
Leisure & Toys – 7.7%
NetEase, Inc.	85,800	$2,358,293
Tencent Holdings Ltd.	111,900	8,788,673
		$11,146,966
Machinery & Tools – 1.0%
Delta Electronics, Inc.	46,000	$1,366,003
Major Banks – 2.8%
ABSA Group Ltd.	45,123	$549,202
Bandhan Bank Ltd.	151,125	254,039
Canara Bank Ltd.	325,070	550,872
National Bank of Greece S.A.	106,062	1,660,931
Nedbank Group Ltd.	32,956	492,361
OTP Bank PLC	5,346	556,017
		$4,063,422
Metals & Mining – 3.3%
Alrosa PJSC (a)(u)	143,843	$0
Aluminum Corp. of China Ltd.	646,000	870,372
China Hongqiao Group Ltd.	232,500	921,543
Hindalco Industries Ltd.	85,846	775,851
Industries Qatar Q.P.S.C.	266,621	889,713
Vale S.A.	102,000	1,288,803
		$4,746,282
Network & Telecom – 0.6%
Accton Technology Corp.	27,000	$881,791
Oil Services – 0.9%
Samsung E&A Co. Ltd.	73,076	$1,269,569
Other Banks & Diversified Financials – 14.9%
Bangkok Bank Public Co. Ltd.	137,600	$675,285
Bank of Cyprus Holdings PLC	34,470	319,882
China Construction Bank Corp.	3,180,000	3,336,921
China Merchants Bank Co. Ltd.	278,500	1,870,784
Credicorp Ltd.	5,403	1,389,706
Emirates NBD Bank PJSC	278,140	1,847,779
Grupo Financiero Banorte S.A. de C.V.	142,616	1,363,513
HDFC Bank Ltd.	270,378	3,045,729
Investec Ltd.	56,340	402,915
Kasikornbank PLC	266,500	1,543,788
KB Financial Group, Inc.	19,579	1,661,483
Kotak Mahindra Bank Ltd.	54,374	1,291,396
Old Mutual Ltd.	270,615	219,339
Power Finance Corp. Ltd.	94,592	383,560

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
Qfin Holdings, Inc., ADR	17,007	$332,147
REC Ltd.	86,179	347,712
Saudi Awwal Bank	74,534	611,141
Sberbank of Russia PJSC (a)(u)	177,552	0
Shinhan Financial Group Co. Ltd.	17,613	934,154
		$21,577,234
Pharmaceuticals – 2.2%
Gedeon Richter PLC	22,976	$680,012
Kalbe Farma Tbk PT	3,860,200	278,129
Sino Biopharmaceutical	573,000	518,848
Sun Pharmaceutical Industries Ltd.	48,106	985,058
WuXi AppTec Co. Ltd., “A”	54,000	695,591
		$3,157,638
Precious Metals & Minerals – 0.8%
Gold Fields Ltd.	18,254	$766,833
Harmony Gold Mining Co. Ltd.	17,447	340,529
		$1,107,362
Real Estate – 1.2%
Emaar Properties PJSC	494,313	$1,789,989
Restaurants – 0.2%
Haidilao International Holding Ltd.	167,000	$294,928
Specialty Chemicals – 0.4%
LG Chem Ltd.	1,415	$359,847
Sime Darby Berhad	371,100	175,111
		$534,958
Specialty Stores – 4.8%
Alibaba Group Holding Ltd.	227,200	$4,420,972
JD.com, Inc., “A”	30,428	455,298
Meituan, “B” (a)	31,260	411,538
Page Industries Ltd.	629	269,468
PDD Holdings, Inc., ADR (a)	10,623	1,233,118
Vipshop Holdings Ltd., ADR	7,070	138,855
		$6,929,249
Telecom Services – 2.1%
Advanced Info Service Public Co. Ltd.	58,500	$557,835
Etihad Etisalat Co.	33,616	554,226
Hellenic Telecommunications Organization S.A.	58,048	1,152,113
LG Uplus Corp.	54,745	560,609
PT Telekom Indonesia	1,284,000	270,600
		$3,095,383
Tobacco – 0.4%
ITC Ltd.	112,453	$508,221
Utilities - Electric Power – 0.9%
Enel Chile S.A.	4,203,807	$327,755
Korea Electric Power Corp.	9,339	333,388
Polska Grupa Energetyczna S.A. (a)	171,630	463,671
Power Grid Corp. of India Ltd.	69,534	209,852
		$1,334,666

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Water – 0.7%
Companhia de Saneamento Basico do Estado de Sao Paulo	23,900	$631,703
Guangdong Investment Ltd.	386,000	370,839
		$1,002,542
Total Common Stocks		$138,875,057
Preferred Stocks – 2.3%
Computer Software - Systems – 0.7%
Samsung Electronics Co. Ltd.	19,267	$982,575
Major Banks – 0.9%
Banco Bradesco S.A.	363,200	$1,337,935
Metals & Mining – 0.7%
Gerdau S.A.	282,692	$1,009,037
Total Preferred Stocks		$3,329,547
Mutual Funds (h) – 0.8%
Money Market Funds – 0.8%
MFS Institutional Money Market Portfolio, 4.01% (v)	1,154,821	$1,155,052

Other Assets, Less Liabilities – 0.7%		1,041,926
Net Assets – 100.0%		$144,401,582

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,155,052 and
$142,204,604, respectively.

(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
11/30/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
China	$42,233,043	$—	$—	$42,233,043
Taiwan	25,297,419	—	—	25,297,419
South Korea	20,325,546	—	—	20,325,546
India	19,754,388	—	—	19,754,388
Brazil	8,028,794	—	—	8,028,794
United Arab Emirates	3,637,768	—	—	3,637,768
South Africa	3,323,374	—	—	3,323,374
Greece	3,125,253	—	—	3,125,253
Thailand	—	2,776,908	—	2,776,908
Other Countries	13,702,111	—	0	13,702,111
Investment Companies	1,155,052	—	—	1,155,052
Total	$140,582,748	$2,776,908	$0	$143,359,656
For further information regarding security characteristics, see the Portfolio of Investments. At November 30, 2025, the fund held two level 3 securities valued at $0, which were also held and valued at $0 at August 31, 2025.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended November 30, 2025:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,284,533	$27,387,028	$27,516,919	$302	$108	$1,155,052

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$12,602	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of November 30, 2025, are as follows:
China	29.4%
Taiwan	17.6%
South Korea	14.2%
India	13.8%
Brazil	5.6%
United Arab Emirates	2.5%
South Africa	2.3%
Greece	2.2%
Thailand	1.9%
Other Countries	10.5%
(4) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by

Supplemental Information (unaudited) – continued
the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Additionally, since there is no assurance on collectability of dividends declared by certain Russian issuers, all such dividends, related receivables, and/or currency denominated in Rubles, if applicable, have been valued at $0. Management continues to monitor these events and to evaluate the related impacts on fund performance.